CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Accounts receivable, allowance of doubtful accounts | ¥	¥ 4,282	¥ 3,630
Treasury stock, shares	333,000	2,330,620
Ordinary shares Class A
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	96,588,106	99,044,214
Common stock, shares outstanding	96,588,106	95,034,624
Ordinary shares Class B
Common stock, shares authorized	72,000,000	72,000,000
Common stock, shares issued	72,000,000	72,000,000
Common stock, shares outstanding	72,000,000	72,000,000